Taxation - Income Tax Related to Other Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax related to components of other comprehensive income [abstract]
Unrealised revaluations available-for-sale investments and other revaluations	€ 57	€ 103	€ 17
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	23	20	57
Changes in cash flow hedge reserve	(76)	167	(51)
Remeasurement of the net defined benefit asset/liability	(12)	(25)	(20)
Exchange rate differences and other			0
Changes in composition of the group and other changes	(18)	(12)	(1)
Total income tax related to components of other comprehensive income	€ (25)	€ 253	€ 2